Shareholder Fees {- Fidelity Large Cap Growth Enhanced Index Fund}	Oct. 30, 2020 USD ($)
08.31 Fidelity Enhanced Index Funds Combo PRO-12 | Fidelity Large Cap Growth Enhanced Index Fund
Shareholder Fees:
(fees paid directly from your investment)	none